Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Total cost	$ 43,477	$ 39,560
Accumulated depreciation	(36,187)	(32,866)
Total property and equipment, net	7,290	6,694
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Total cost	17,258	13,341
Software [Member]
Schedule of Property and Equipment [Line Items]
Total cost	$ 26,219	$ 26,219